Income Taxes - Schedule of Income Tax Rate (Details) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax holiday	(10.00%)	(10.00%)
Non-deductible expenses in PRC	1.60%	0.30%
Effective tax rate	16.60%	15.30%